Shareholder Report, Holdings (Details) - C000093165	Dec. 31, 2024
SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SectorIndustrial - Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SectorCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	11.90%
SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	22.60%